UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21834

Name of Fund: York Enhanced Strategies Fund, LLC

Fund Address:	767 Fifth Avenue
17th Floor
New York, New York, 10153

Name and address of agent for service:	Jeffrey A. Weber
767 Fifth Avenue
17th Floor
New York, New York 10153

Registrant’s telephone number, including area code: 1-212-300-1300

Date of fiscal year end: 12/31/2010

Date of reporting period: 07/01/2009 – 06/30/2010

Item 1 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Sun Microsystems, Inc.

(b)         The exchange ticker symbol of the portfolio security: JAVA

(c)          The CUSIP number for the portfolio security: 866810203

(d)         The shareholder meeting date: 07/16/2009

(e)          A brief identification of the matter voted on: 1) Approve Merger Agreement. 2) Adjourn Meeting.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Did not vote

(h)         How the registrant casts its vote: N/A

(i)             Whether the registrant casts its vote for or against management: N/A

Item 2 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: AboveNet, Inc.

(b)         The exchange ticker symbol of the portfolio security: ABVT

(c)          The CUSIP number for the portfolio security: 00374N107

(d)         The shareholder meeting date: 06/24/2010

(e)          A brief identification of the matter voted on: 1.1) Elect director Jeffrey A. Brodsky. 1.2) Elect director Michael J. Embler. 1.3) Elect director William G. LaPerch. 1.4) Elect director Richard Postma. 1.5) Elect director Richard Shorten, Jr. 1.6) Elect director Stuart Subotnick. 2) Ratify auditors. 3) Increase authorized common stock. 4) Approve qualified employee stock purchase plan. 5) Amend shareholder rights plan (Poison Pill).

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Did not vote.

(h)         How the registrant casts its vote: N/A

(i)             Whether the registrant casts its vote for or against management: N/A

Item 3 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Affiliated Computer Services, Inc.

(b)         The exchange ticker symbol of the portfolio security: ACS

(c)          The CUSIP number for the portfolio security: 008190100

(d)         The shareholder meeting date: 02/05/10

(e)          A brief identification of the matter voted on: 1) Approve merger agreement. 2) Adjourn meeting.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Did not vote

(h)         How the registrant casts its vote: N/A

(i)             Whether the registrant casts its vote for or against management: N/A

Item 4 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Burlington Northern Santa Fe Corp.

(b)         The exchange ticker symbol of the portfolio security: BNI

(c)          The CUSIP number for the portfolio security: 12189T104

(d)         The shareholder meeting date: 02/11/10

(e)          A brief identification of the matter voted on: 1) Approve merger agreement. 2) Adjourn meeting.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: For to all

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC

By:	/s/ Adam J. Semler

Adam J. Semler, Chief Operating Officer of York Enhanced Strategies Fund, LLC July 14, 2010